Revenue (Schedule of Disaggregation of Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Provisional sales revenue	$ 96,213	$ 97,961
Derivative pricing adjustments	(2,548)	(2,845)
Gross revenue	93,665	95,116
Treatment and selling costs	(35,255)	(26,762)
Revenue	58,410	68,354
Silver [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Provisional sales revenue	21,246	22,400
Derivative pricing adjustments	179	(299)
Gross revenue	21,425	22,101
Zinc [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Provisional sales revenue	48,309	44,148
Derivative pricing adjustments	(1,939)	(2,022)
Gross revenue	46,370	42,126
Lead [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Provisional sales revenue	26,061	30,871
Derivative pricing adjustments	(550)	(513)
Gross revenue	25,511	30,358
Other by-products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Provisional sales revenue	597	542
Derivative pricing adjustments	(238)	(11)
Gross revenue	$ 359	$ 531